Interest -Bearing Loans from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2017
Interest-Bearing Loans from Banks and Others [Abstract]
Schedule of interest- bearing loans from banks and others
a.	Composition

	In NIS	In NIS
	linked	non				Swedish	Norwegian
	to CPI	linked	In C$	In US$	In €	Krona	Krone	Total
	NIS in millions
December 31, 2017
Banks	358	106	352	1,700	974	-	420	3,910
Other financial institutions	164	-	-	601	-	-	-	765
Total	522	106	352	2,301	974	-	420	4,675
Current maturities	11	2	-	32	5	-	-	50
Net of current maturities	511	104	352	2,269	969	-	420	4,625
December 31, 2016
Total	531	299	3,162	3,106	1,019	2	443	8,562
Net of current maturities	520	297	2,828	3,082	1,013	-	443	8,183

The composition of classification of loans by fixed or variable interest rate:

	In NIS	In NIS
	linked	non				Swedish	Norwegian
	to CPI	linked	In C$	In US$	In €	Krona	Krone	Total
	NIS in millions
December 31, 2017
Fixed interest rate	522	-	-	601	-	-	-	1,123
Weighted average effective interest rate (%)	2.5	-	-	5.8	-	-	-
Variable interest rate	-	106	352	1,700	974	-	420	3,552
Weighted average effective interest rate (%)	-	2.9	3.2	3.6	2.3	-	2.2

b.	Maturity dates

	In NIS	In NIS
	linked	non				Swedish	Norwegian
	to CPI	linked	In C$	In US$	In €	Krona	Krone	Total
	NIS in millions
December 31, 2017
Year 1 - current maturities	11	2	-	32	5	-	-	50
Year 2	354	16	-	1,229	420	-	-	2,019
Year 3	4	2	135	280	7	-	-	428
Year 4	1	2	217	255	8	-	-	483
Year 5	51	84	-	159	8	-	420	722
Year 6 and thereafter	101	-	-	346	526	-	-	973
	511	104	352	2,269	969	-	420	4,625
	522	106	352	2,301	974	-	420	4,675